Due to Depositors	12 Months Ended
Dec. 31, 2011
Due To Depositors
Due to Depositors
8.	Due to Depositors

Amounts due to depositors at December 31 are as follows:

	2011	2010

Non-interest bearing demand	$69,119,138	$65,179,106
Savings	103,609,613	89,524,824
Money market and interest-bearing checking	236,523,193	244,230,823
Time deposits	140,328,624	152,194,901
Mortgage escrow funds	1,044,022	1,034,160
Total due to depositors	$550,624,590	$552,163,814

At December 31, 2011 and 2010, time deposits with balances in excess of $100,000 totaled $50,725,385 and $55,031,612, respectively.

The contractual maturity of time deposits as of December 31, are as follows:

	2011		2010
Maturity	Amount	Percent	Amount	Percent

One year or less	$99,609,377	71.0%	$116,262,311	76.4%
One to two years	15,525,191	11.1	16,981,836	11.2
Two to three years	10,425,319	7.4	6,013,705	3.9
Three to four years	6,227,121	4.4	7,002,939	4.6
Four to five years	8,536,161	6.1	5,866,443	3.9
Over five years	5,455	0.0	67,667	0.0
	$140,328,624	100.0%	$152,194,901	100.0%